Event Subsequent to Filing Date	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Event Subsequent to Filing Date

Cessation of Operations at New Jersey Processing Center

On December 28, 2015, the Board of Directors of the Company approved the termination of (i) the Premises Lease, dated December 10, 2012, between GlyEco Acquisition Corp. #4 ("GAC #4") and NY Terminals II, LLC ("NY Terminals"), and (ii) the Equipment Lease, dated December 10, 2012, between GAC #4 and Full Circle MFG Group, Inc. ("Full Circle"), by complying with a Notice of Lease Termination and Demand to Vacate and a Notice of Equipment Lease Agreement Default and Demand for Performance delivered by NY Terminals and Full Circle, respectively. Pursuant to the termination of the Premises Lease and Equipment Lease, GAC #4 ceased all operations at its New Jersey processing center immediately.

Pursuant to the Premises Lease, GAC #4 agreed to lease certain real property owned by NY Terminals until December 31, 2017 at a monthly rate of $30,000, while pursuant to the Equipment Lease, GAC #4 agreed to lease Full Circle's equipment until December 31, 2017 for a monthly rate of $32,900.

The circumstances surrounding the termination of the Premises Lease and Equipment Lease relate to NY Terminals demand for payment of approximately $2.3 million for GAC #4 to maintain its ability to use the space at the real property owned by NY Terminals. NY Terminals contends that additional rents are due, while GAC #4's position is that the $250,000 payment made to NY Terminals in March 2015 sufficiently covered any rents due for additional space used by GAC #4.

Pursuant to the Premises Lease, upon termination, NY Terminals may declare the term ended, re-enter the premises, and pursue any other remedies that might otherwise be available. Moreover, pursuant to the Equipment Lease, upon termination, Full Circle may declare the term ended, recover possession of the equipment, and pursue any other remedies that might otherwise be available. The estimated range involved in resolving this dispute is from $0 to $2,000,000.

As a result of this termination, the Company has assessed the carrying values of the property, plant and equipment, inventories, and other intangibles associated with the New Jersey Processing Center and has determined a potential impairment loss between $9,000,000 to $10,000,000 will have occurred.

Cessation of Operations at New Jersey Processing Center

On December 28, 2015, the Board of Directors of the Company approved the termination of (i) the Premises Lease, dated December 10, 2012, between GlyEco Acquisition Corp. #4 ("GAC #4") and NY Terminals II, LLC ("NY Terminals"), and (ii) the Equipment Lease, dated December 10, 2012, between GAC #4 and Full Circle MFG Group, Inc. ("Full Circle"), by complying with a Notice of Lease Termination and Demand to Vacate and a Notice of Equipment Lease Agreement Default and Demand for Performance delivered by NY Terminals and Full Circle, respectively. Pursuant to the termination of the Premises Lease and Equipment Lease, GAC #4 ceased all operations at its New Jersey processing center immediately.

Pursuant to the Premises Lease, GAC #4 agreed to lease certain real property owned by NY Terminals until December 31, 2017 at a monthly rate of $30,000, while pursuant to the Equipment Lease, GAC #4 agreed to lease Full Circle's equipment until December 31, 2017 for a monthly rate of $32,900.

The circumstances surrounding the termination of the Premises Lease and Equipment Lease relate to NY Terminals demand for payment of approximately $2.3 million for GAC #4 to maintain its ability to use the space at the real property owned by NY Terminals. NY Terminals contends that additional rents are due, while GAC #4's position is that the $250,000 payment made to NY Terminals in March 2015 sufficiently covered any rents due for additional space used by GAC #4.

Pursuant to the Premises Lease, upon termination, NY Terminals may declare the term ended, re-enter the premises, and pursue any other remedies that might otherwise be available. Moreover, pursuant to the Equipment Lease, upon termination, Full Circle may declare the term ended, recover possession of the equipment, and pursue any other remedies that might otherwise be available. The estimated range involved in resolving this dispute is from $0 to $2,000,000.

As a result of this termination, the Company has assessed the carrying values of the property, plant and equipment, inventories, and other intangibles associated with the New Jersey Processing Center and has determined a potential impairment loss between $9,000,000 to $10,000,000 will have occurred.